SCHEDULE OF INVESTMENTS
Thornburg International Equity ETF	November 30, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 97.4%
	Automobiles & Components — 1.4%
	Automobile Components — 1.4%
	Cie Generale des Etablissements Michelin SCA	123,307	$ 4,028,378
			4,028,378
	Banks — 9.5%
	Banks — 9.5%
	BNP Paribas SA	119,996	10,262,174
	ING Groep NV Series N	314,867	8,167,116
	Mitsubishi UFJ Financial Group, Inc.	582,078	9,039,834
			27,469,124
	Capital Goods — 19.1%
	Aerospace & Defense — 4.2%
	MTU Aero Engines AG	15,766	6,446,118
	Rheinmetall AG	887	1,524,039
	Safran SA	12,186	4,105,559
	Building Products — 1.6%
	Cie de Saint-Gobain SA	47,996	4,787,011
	Construction & Engineering — 2.6%
	Ferrovial SE	115,321	7,556,372
	Electrical Equipment — 6.4%
	ABB Ltd.	86,686	6,231,417
	Mitsubishi Electric Corp.	229,482	6,210,205
	Schneider Electric SE	22,660	6,074,855
	Industrial Conglomerates — 4.3%
	Hitachi Ltd.	250,651	7,979,713
	Siemens AG	16,964	4,494,674
			55,409,963
	Commercial & Professional Services — 1.5%
	Professional Services — 1.5%
	Recruit Holdings Co. Ltd.	82,721	4,243,924
			4,243,924
	Consumer Durables & Apparel — 4.3%
	Household Durables — 3.5%
	Barratt Redrow plc	277,635	1,450,865
	Sony Group Corp.	292,881	8,586,546
	Textiles, Apparel & Luxury Goods — 0.8%
[a]	Amer Sports, Inc.	41,301	1,533,506
	LVMH Moet Hennessy Louis Vuitton SE	1,119	825,296
			12,396,213
	Consumer Services — 3.1%
	Hotels, Restaurants & Leisure — 3.1%
	Compass Group plc	99,204	3,117,882
	Galaxy Entertainment Group Ltd. ADR	228,535	5,900,774
			9,018,656
	Consumer Staples Distribution & Retail — 1.9%
	Consumer Staples Distribution & Retail — 1.9%
	Alimentation Couche-Tard, Inc.	99,388	5,441,904
			5,441,904
	Energy — 4.4%
	Oil, Gas & Consumable Fuels — 4.4%
	Shell plc	108,992	4,029,995
	TotalEnergies SE	134,361	8,856,979
			12,886,974
	Financial Services — 1.2%
	Capital Markets — 1.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity ETF	November 30, 2025 (Unaudited)

Issuer-Description	SHARES	VALUE
Japan Exchange Group, Inc.	316,203	$ 3,630,104
		3,630,104
Food, Beverage & Tobacco — 1.8%
Beverages — 0.7%
Diageo plc Sponsored ADR	22,647	2,074,692
Food Products — 1.1%
Danone SA	36,013	3,218,208
		5,292,900
Health Care Equipment & Services — 2.6%
Health Care Equipment & Supplies — 2.6%
Alcon AG	94,457	7,512,328
		7,512,328
Household & Personal Products — 2.3%
Personal Care Products — 2.3%
L’Oreal SA	15,441	6,730,775
		6,730,775
Insurance — 5.5%
Insurance — 5.5%
Generali	156,785	6,219,288
NN Group NV	135,695	9,839,407
		16,058,695
Materials — 5.7%
Chemicals — 3.3%
Air Liquide SA	22,095	4,234,067
Linde plc	13,300	5,457,256
Metals & Mining — 2.4%
Freeport-McMoRan, Inc.	53,914	2,317,224
Glencore plc	939,808	4,492,846
		16,501,393
Media & Entertainment — 0.5%
Entertainment — 0.5%
CTS Eventim AG & Co. KGaA	15,348	1,502,453
		1,502,453
Pharmaceuticals, Biotechnology & Life Sciences — 6.9%
Pharmaceuticals — 6.9%
AstraZeneca plc Sponsored ADR	119,937	11,120,559
Roche Holding AG	23,202	8,882,614
		20,003,173
Semiconductors & Semiconductor Equipment — 1.5%
Semiconductors & Semiconductor Equipment — 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	92,212	4,230,852
		4,230,852
Software & Services — 0.7%
Software — 0.7%
SAP SE	7,852	1,900,442
		1,900,442
Technology Hardware & Equipment — 3.3%
Electronic Equipment, Instruments & Components — 1.7%
Keyence Corp.	14,731	5,016,375
Technology Hardware, Storage & Peripherals — 1.6%
FUJIFILM Holdings Corp.	214,232	4,612,749
		9,629,124
Telecommunication Services — 5.1%
Diversified Telecommunication Services — 5.1%
Internet Initiative Japan, Inc.	200,313	3,687,916

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity ETF	November 30, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Orange SA	683,855	$ 11,261,869
			14,949,785
	Transportation — 4.1%
	Air Freight & Logistics — 1.5%
	Deutsche Post AG ADR	85,787	4,470,361
	Ground Transportation — 2.6%
	Canadian Pacific Kansas City Ltd.	104,465	7,581,025
			12,051,386
	Utilities — 11.0%
	Electric Utilities — 7.8%
	Endesa SA	182,628	6,625,526
	Enel SpA	782,602	8,090,684
	Iberdrola SA	386,454	8,155,962
	Multi-Utilities — 3.2%
	E.ON SE	518,656	9,239,572
			32,111,744
	Total Common Stock (Cost $256,947,052)		283,000,290
	Short-Term Investments — 2.9%
[b]	Thornburg Capital Management Fund	846,570	8,465,697
	Total Short-Term Investments (Cost $8,465,697)		8,465,697
	Total Investments — 100.3% (Cost $265,412,749)		$291,465,987
	Liabilities Net of Other Assets — (0.3)%		(967,782)
	Net Assets — 100.0%		$290,498,205

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Equity ETF	November 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Equity ETF (the “Fund”) is a series of Thornburg ETF Trust (the “Trust”).  The Trust was organized as a Massachusetts Business Trust on September 9, 2024 and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Fund is non-diversified within the meaning of the 1940 Act. The shares of the Fund are bought and sold through exchange trading at market prices (not net asset value ("NAV")), and are not individually redeemable with the Fund. Shares may trade at a premium or discount to their NAV in the secondary market. The Fund is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it.
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment.
Investments in U.S. exchange-traded funds are valued at the exchange-traded price if they are listed.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity ETF	November 30, 2025 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 8/31/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 11/30/25	Dividend Income
Thornburg Capital Mgmt. Fund	$8,584,100	$21,332,117	$(21,450,520)	$-	$-	$8,465,697	$88,822